Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Notes to Consolidated Financial Statements [Abstract]
Summary of Reconciliation of Changes in Property Plant and Equipment

			Machinery	Mine
	Land and	Buildings and	and	development	Assets under
improvements		improvements	equipment	costs	construction	Total
Useful life range (years)	3 – 85	1 – 65	1 – 80	1 – 60	n/a
Carrying amount – December 31, 2024	1,228	6,284	11,695	1,287	2,110	22,604
Additions	‐	1	14	‐	1,916	1,931
Additions – Right-of-use ("ROU") assets	‐	25	212	‐	‐	237
Disposals	(2)	(14)	(17)	1	(1)	(33)
Transfers	211	162	1,456	239	(2,068)	‐
Foreign currency translation and other	4	18	47	(7)	6	68
Depreciation	(46)	(211)	(1,233)	(143)	‐	(1,633)
Depreciation – ROU assets	(2)	(56)	(369)	‐	‐	(427)
Carrying amount – December 31, 2025	1,393	6,209	11,805	1,377	1,963	22,747
Balance – December 31, 2025 is composed of:
Cost	1,938	9,373	25,570	3,445	1,963	42,289
Accumulated depreciation and
impairments	(545)	(3,164)	(13,765)	(2,068)	‐	(19,542)
Carrying amount – December 31, 2025	1,393	6,209	11,805	1,377	1,963	22,747
Balance – December 31, 2025 is composed of:
Owned property, plant and equipment	1,366	5,847	11,020	1,377	1,963	21,573
ROU assets	27	362	785	‐	‐	1,174
Carrying amount – December 31, 2025	1,393	6,209	11,805	1,377	1,963	22,747
Carrying amount – December 31, 2023	1,175	6,376	11,327	1,115	2,468	22,461
Additions	‐	1	7	‐	2,073	2,081
Additions – ROU assets	‐	61	356	‐	‐	417
Disposals	(4)	(11)	(30)	(2)	(9)	(56)
Transfers	119	222	1,632	296	(2,269)	‐
Foreign currency translation and other	(14)	(40)	(5)	20	42	3
Depreciation	(45)	(210)	(1,170)	(142)	‐	(1,567)
Depreciation – ROU assets	(2)	(56)	(362)	‐	‐	(420)
Impairment	(1)	(59)	(60)	‐	(195)	(315)
Carrying amount – December 31, 2024	1,228	6,284	11,695	1,287	2,110	22,604
Balance – December 31, 2024 is composed of:
Cost	1,726	9,193	24,421	3,223	2,110	40,673
Accumulated depreciation and
impairments	(498)	(2,909)	(12,726)	(1,936)	‐	(18,069)
Carrying amount – December 31, 2024	1,228	6,284	11,695	1,287	2,110	22,604
Balance – December 31, 2024 is composed of:
Owned property, plant and equipment	1,200	5,916	10,832	1,287	2,110	21,345
ROU assets	28	368	863	‐	‐	1,259
Carrying amount – December 31, 2024	1,228	6,284	11,695	1,287	2,110	22,604

Disclosure of Impairment of Assets Explanatory

Impairment of assets

For each cash generating unit (“CGU”) or groups of CGUs in which we complete an impairment analysis, the recoverable amount estimate used the following key assumptions: our forecasted EBITDA, discount rate, long-term growth rate and recoverable market value. For our Phosphate CGU, we also estimate the end of expected mine lives. We used key assumptions that were based on historical data and estimates of future results from internal sources, independent third-party price benchmarks, and mineral reserve and resource technical reports (relating to our Phosphate CGU), as well as industry and market information.

In 2024, we recorded the following non-cash impairment of assets in the consolidated statements of earnings:

Segment	Category	2024
Retail	Intangible assets	200
	Property, plant and equipment	120
	Other	15
Nitrogen	Property, plant and equipment	195
Impairment of assets		530

Nitrogen

In 2025, circumstances within our Trinidad cash generating unit (CGU) presented an indicator of impairment. On October 23, 2025, the Trinidad nitrogen facility completed a controlled shutdown in response to port access restrictions imposed by Trinidad and Tobago’s National Energy Corporation and a lack of reliable and economic natural gas supply. As a result, we performed impairment testing on our Trinidad CGU, part of our Nitrogen segment. No impairment was recognized, as the recoverable amount of the Trinidad CGU exceeded its carrying amount. The recoverable amount was determined using a fair value less costs of disposal (“FVLCD”) methodology. The valuation was based on post-tax discounted cash flows using a 10-year projection and a 2.0% terminal growth rate discounted at a post-tax rate of 11.8%.

In 2024, we decided that we are no longer pursuing our Geismar Clean Ammonia project. As a result, we recorded an impairment loss of $195 million to fully write off the amount of property, plant and equipment related to this project. As the project was cancelled before it generated revenue, the recoverable amount, which was based on its value in use was $nil.

Information for Cash - Generating Units
June 30, 2024	Retail – Brazil
Recoverable amount comprised of:
Working capital and other	324
Property, plant and equipment	92
Intangible assets	‐

Key assumptions based on cash flow projections	The key assumptions with the greatest influence on the calculation of the recoverable amounts are the discount rates, terminal growth rates and forecasted EBITDA. The key forecast assumptions were based on historical data and our estimates of future results from internal sources considering industry and market information.
Disclosure Of Depreciation And Amortisation Expense Explanatory
Depreciation breakdown	2025	2024
Freight, transportation and distribution	168	176
Cost of goods sold	1,375	1,303
Selling expenses	467	464
General and administrative expenses	38	42
Depreciation recorded in earnings	2,048	1,985
Depreciation recorded in inventory	176	159